13. Stockholders' Equity	12 Months Ended
Mar. 31, 2015
Stockholders' Equity
13. Stockholders' Equity

Authorized Capital

On December 4, 2014, the Company held a special meeting of stockholders, which approved an amendment to the Company’s Restated Certificate of Incorporation, as amended, increasing the number of authorized common stock, $0.0001 par value per share, from 14,285,715 shares to a total of 30,000,000 shares. The total number of preferred shares authorized was not increased and remains at 714,286 authorized shares.

Description of Common Stock

Each share of common stock has the right to one vote. The holders of common stock are entitled to dividends when funds are legally available and when declared by the board of directors.

December 2013 Registered Direct Offering

On December 9, 2013, the Company completed a registered direct offering with accredited investors and issued 550,000 shares of its common stock at $4.00 per share, with no warrant coverage, yielding gross proceeds of $2,200,000 and net proceeds of $2,002,000 after deducting placement agent commissions and other offering costs. The Company retained Dawson James Securities, Inc. as the exclusive placement agent for this offering, and paid them $154,000 in placement agent commissions. In addition to the payment of certain cash fees upon closing of the offering, the Company issued a warrant to Dawson James Securities, Inc. to purchase up to 16,500 shares of common stock. The warrants are exercisable at $5.00 per share and will expire on May 3, 2016.

February 2014 Registered Direct Offering

On February 26, 2014, the Company completed a registered direct offering to institutional and accredited investors for $1,352,000 and net proceeds of $1,186,000 after deducting placement agent commissions and other offering costs. The Company issued units (the “Units”), consisting of shares of common stock and Series A and Series B warrants (collectively, the “Warrants”). Each Unit was priced at $3.00 and comprised of one share of common stock, a Series A warrant (the “Series A Warrants”) and a certain number of Series B warrants (the “Series B Warrants”). Each investor received Series A Warrants to purchase a number of shares of common stock equal to 100% of the number of Shares purchased by such investor. Each investor received Series B Warrants to purchase a certain number of shares of common stock equal to the investor’s respective percentage of the total Series B Warrant allotment of 1,400,000 shares, whereby such percentage was determined by the respective percentage of the investor’s amount of the total Shares purchased by all investors in this offering; however, we did not issue fractional warrants and therefore, the number of Series B Warrants issued was rounded up or down depending on the total amount invested by each respective investor. The Series A Warrants will have an exercise price per share of $3.00 and expire five years from the date of issuance. The Series B Warrants will not be exercisable for six months following closing, will have an exercise price per share of $3.63 and expire on the later of (a) one year from the earlier of (i) the effective date of an effective registration statement pursuant to which all the Series B Warrant shares are registered for resale and (ii) the date that all Series B Warrant shares may be sold pursuant to Rule 144 (without volume limitations and assuming cashless exercise) and (b) one year anniversary of the closing of the initial public offering of our subsidiary, Ruthigen, Inc., or March 26, 2014. The Series B Warrants vested at the closing of Ruthigen’s initial public offering on March 26, 2014.

The Company retained Dawson James Securities, Inc. as the exclusive placement agent for this offering, and paid them $94,630 in placement agent commissions. In addition to the payment of certain cash fees upon closing of the offering, the Company issued a warrant to Dawson James Securities, Inc. to purchase up to 69,037 shares of common stock. The warrants are exercisable at $3.00 per share and will expire on May 3, 2016. The warrant issued to Dawson James Securities, Inc. has no registration rights, but does contain cashless exercise provisions.

April 2014 At-the-Market Offering

On April 2, 2014, the Company entered into an At-the-Market Issuance Sales Agreement with MLV & Co. LLC under which the Company can issue and sell shares of its common stock having an aggregate offering price of up to $9,159,000 from time to time through MLV acting as its sales agent. The Company will pay MLV a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through MLV as agent under the Sales Agreement. For the year ended March 31, 2015 the Company sold 467,934 shares for gross proceeds of $1,443,000 and net proceeds of $1,341,000 after deducting commissions and other offering expenses.

January 2015 Underwritten Public Offering

On January 20, 2015, the Company entered into an underwriting agreement with Maxim Group LLC with respect to the issuance and sale of an aggregate of 6,250,000 shares of common stock, par value $0.0001 per share, together with warrants to purchase an aggregate of 4,687,500 shares of its common stock at an exercise price equal to $1.30 per share in an underwritten public offering. The public offering price for each share of common stock together with 0.75 of a warrant was $1.00. Pursuant to the underwriting agreement, the Company also granted Maxim Group LLC a 45-day option to purchase an additional 937,500 shares of common stock and/or 703,125 warrants to purchase an additional 703,125 shares of common stock to cover any over-allotments made by the underwriters in the sale and distribution of the shares and warrants. On January 21, 2015, Maxim Group LLC exercised the over-allotment option with respect to 703,125 warrants. The offering, including the partial exercise of the over-allotment option, closed on January 26, 2015. On March 3, 2015, Maxim Group LLC exercised the over-allotment option with respect to 134,500 shares of common stock, which closed on March 6, 2015. The registration statement for the sale of the shares of common stock and warrants sold in the public offering became effective January 20, 2015, file number 333-200461. The gross proceeds from the sale of the shares of common stock and the warrants, including the partial exercise of the over-allotment option was $6,392,000, and net proceeds of $5,444,000 after deducting underwriting discounts and commissions and other offering expenses. The Company intends to use the net proceeds received from this offering to increase our direct sales force, to develop and launch new products and for general working capital.

Common Stock Issued to Settle Fees for Services Provided

On April 24, 2009, the Company entered into an agreement with Advocos LLC, a contract sales organization that serves as part of the Company’s sales force, for the sale of the Company’s wound care products in the United States. Pursuant to the agreement, the Company agreed to pay the contract sales organization a monthly fee and potential bonuses that will be based on achievement of certain levels of sales. The Company agreed to issue the contract sales organization cash or shares of common stock to settle fees for its services. During the years ended March 31, 2015 and 2014, the Company issued 32,501 and 65,645 shares of common stock, respectively, in connection with this agreement. The Company has determined that the fair value of the common stock was more readily determinable than the fair value of the services rendered. Accordingly, the Company recorded the fair market value of the stock as expense. During the years ended March 31, 2015 and 2014, the Company recorded $76,000 and $208,000 of expense related to this agreement, respectively. The expense was recorded as selling, general and administrative expense in the accompanying consolidated statements of comprehensive (loss) income.